Significant Accounting Policies-Schedule of Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares Subject To Redemption [Member]	9 Months Ended
Aug. 31, 2026 USD ($)
Schedule of Ordinary Shares Subject to Possible Redemption [Line Items]
Gross proceeds	$ 230,000,000
Less:
Proceeds allocated to Public Rights	(3,404,000)
Allocated value of transaction costs to ordinary shares subject to possible redemption	(15,344,116)
Plus:
Remeasurement of carrying value to redemption value	24,393,931
Ordinary shares subject to possible redemption, May 31, 2026	$ 235,645,815